UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Local Currency Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 22.6%

Azerbaijan — 1.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD	224	$248,035

British Virgin Islands — 2.0%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25		249	235,320
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26		263	234,770

			470,090
Chile — 1.7%
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25		200	203,030
4.25%, 07/17/42		200	184,042

			387,072
China — 0.8%
Export-Import Bank of China, 2.63%, 03/14/22		200	192,994

Colombia — 0.4%
Ecopetrol SA, 5.88%, 05/28/45		90	89,010

Indonesia — 1.6%
Pertamina Persero PT, 4.30%, 05/20/23		200	198,411
Perusahaan Listrik Negara PT, 4.13%, 05/15/27		200	187,351

			385,762
Kazakhstan — 2.7%
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27		200	198,436
KazMunayGas National Co. JSC:
4.75%, 04/19/27		212	212,399
6.38%, 10/24/48		200	209,724

			620,559
Malaysia — 2.2%
Petronas Capital Ltd., 3.50%, 03/18/25		520	507,989

Mexico — 3.3%
Petroleos Mexicanos:
4.88%, 01/24/22		50	50,575
3.50%, 01/30/23		153	145,044
4.25%, 01/15/25		126	118,944
4.50%, 01/23/26		68	63,580
6.88%, 08/04/26		63	66,459
6.50%, 03/13/27		134	136,881
6.75%, 09/21/47		70	66,793
6.35%, 02/12/48		138	126,408

			774,684

Security	Par (000)		Value
Morocco — 0.8%
OCP SA, 4.50%, 10/22/25	USD	200	$192,000

Oman — 0.8%
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24		200	191,619

Peru — 0.8%
Petroleos del Peru SA, 4.75%, 06/19/32		200	193,840

Qatar — 0.9%
Ooredoo International Finance Ltd., 5.00%, 10/19/25		200	206,000

South Africa — 0.8%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		200	194,476

Venezuela — 2.7%
Petroleos de Venezuela SA(a)(b):
9.00%, 11/17/21		460	105,878
12.75%, 02/17/22		422	101,371
6.00%, 05/16/24		945	206,659
6.00%, 11/15/26		213	45,759
9.75%, 05/17/35		746	175,278

			634,945

Total Corporate Bonds — 22.6% (Cost — $5,788,034)			5,289,075

Foreign Agency Obligations — 72.7%
Angolan Government International Bond, 9.38%, 05/08/48		200	211,152
Argentine Republic Government International Bond:
6.88%, 04/22/21		150	143,250
4.63%, 01/11/23		130	109,850
7.50%, 04/22/26		171	152,447
6.88%, 01/26/27		74	62,900
5.88%, 01/11/28		225	178,088
8.28%, 12/31/33		115	102,943
2.50%, 12/31/38(c)		80	47,040
6.88%, 01/11/48		172	132,440
7.13%, 06/28/17		25	19,438
Bahrain Government International Bond, 7.50%, 09/20/47		200	192,380
Brazilian Government International Bond:
5.00%, 01/27/45		200	164,702
5.63%, 02/21/47		200	177,102

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Colombia Government International Bond:
2.63%, 03/15/23	USD	200	$190,200
4.50%, 01/28/26		200	203,800
5.63%, 02/26/44		200	215,000
Costa Rica Government International Bond, 7.00%, 04/04/44		200	175,312
Croatia Government International Bond, 5.50%, 04/04/23		333	352,094
Dominican Republic International Bond:
5.50%, 01/27/25		232	232,870
5.95%, 01/25/27		117	119,165
6.50%, 02/15/48		220	215,600
Ecuador Government International Bond:
8.75%, 06/02/23		450	450,450
7.95%, 06/20/24		400	382,280
7.88%, 01/23/28		500	449,850
Egypt Government International Bond:
6.13%, 01/31/22		200	200,076
8.50%, 01/31/47		200	200,432
7.90%, 02/21/48		200	190,500
El Salvador Government International Bond:
5.88%, 01/30/25		78	72,605
6.38%, 01/18/27		213	199,421
8.63%, 02/28/29		49	51,818
Gabon Government International Bond, 6.38%, 12/12/24		200	188,796
Ghana Government International Bond, 7.63%, 05/16/29		235	235,221
Guatemala Government Bond, 4.50%, 05/03/26		200	190,470
Hungary Government International Bond:
5.38%, 02/21/23		232	245,805
7.63%, 03/29/41		60	83,700
Indonesia Government International Bond:
3.38%, 04/15/23		200	194,376
4.35%, 01/08/27		200	197,258
4.35%, 01/11/48		200	183,168
Ivory Coast Government International Bond, 5.75%, 12/31/32(c)		195	184,526
Jamaica Government International Bond, 6.75%, 04/28/28		200	217,000
Jordan Government International Bond, 5.75%, 01/31/27		200	189,320
Kazakhstan Government International Bond, 3.88%, 10/14/24		200	202,645
Kenya Government International Bond, 7.25%, 02/28/28		200	194,500

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Lebanon Government International Bond:
6.60%, 11/27/26	USD	55	$42,972
6.65%, 02/26/30		20	14,922
Mexico Government International Bond:
4.13%, 01/21/26		200	198,210
4.75%, 03/08/44		100	95,550
5.75%, 10/12/10		96	96,625
Mongolia Government International Bond, 5.13%, 12/05/22		200	191,490
Nigeria Government International Bond:
14.50%, 07/15/21	NGN	19,710	53,239
6.38%, 07/12/23	USD	200	202,700
7.14%, 02/23/30		200	195,060
7.88%, 02/16/32		200	204,300
Oman Government International Bond:
5.38%, 03/08/27		240	232,867
6.50%, 03/08/47		400	380,067
6.75%, 01/17/48		200	194,524
Pakistan Government International Bond, 8.25%, 04/15/24		200	208,704
Panama Government International Bond:
4.00%, 09/22/24		280	283,783
4.30%, 04/29/53		200	192,500
Peruvian Government International Bond, 5.63%, 11/18/50		182	216,034
Philippine Government International Bond, 3.00%, 02/01/28		363	338,087
Poland Government International Bond:
5.00%, 03/23/22		111	116,702
3.00%, 03/17/23		160	157,056
3.25%, 04/06/26		150	145,509
Republic of Azerbaijan International Bond, 3.50%, 09/01/32		240	204,600
Republic of Belarus International Bond, 6.88%, 02/28/23		200	209,648
Republic of South Africa Government International Bond:
4.67%, 01/17/24		100	97,629
4.88%, 04/14/26		400	381,283
5.65%, 09/27/47		200	182,412
Romanian Government International Bond, 5.13%, 06/15/48		70	68,776
Russian Foreign Bond - Eurobond:
4.25%, 06/23/27		400	383,640
7.50%, 03/31/30(c)		144	159,223
5.25%, 06/23/47		200	191,637
Senegal Government International Bond, 6.25%, 05/23/33		200	186,282
Serbia International Bond, 4.88%, 02/25/20		281	284,589

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Sri Lanka Government International Bond:
6.25%, 10/04/20	USD	100	$100,628
6.13%, 06/03/25		200	190,526
6.20%, 05/11/27		200	187,470
Turkey Government International Bond:
5.63%, 03/30/21		100	97,950
3.25%, 03/23/23		200	173,883
5.13%, 02/17/28		200	169,988
6.63%, 02/17/45		200	173,432
Ukraine Government International Bond:
7.75%, 09/01/20		217	218,627
7.75%, 09/01/21		235	236,762
7.75%, 09/01/22		272	271,200
7.75%, 09/01/27		200	185,760
7.38%, 09/25/32		400	347,320
Uruguay Government International Bond:
4.38%, 10/27/27		150	152,777
5.10%, 06/18/50		210	214,200
4.98%, 04/20/55		77	77,000

Total Foreign Agency Obligations — 72.7% (Cost — $17,630,798)			17,010,133

Total Long-Term Investments — 95.3% (Cost — $23,418,832)			22,299,208

Security	Shares		Value
Short-Term Securities — 3.7%

Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(d)(f)		395,810	$395,810

Total Money Market Funds — 1.7% (Cost — $395,810)			395,810

	Par (000)
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bills(e):
1.68%, 11/08/18	USD	120	119,738
2.36%, 03/28/19		360	355,897

Total U.S. Treasury Obligations — 2.0% (Cost — $475,683)			475,635

Total Short-Term Securities — 3.7% (Cost — $871,493)			871,445

Total Investments — 99.0% (Cost — $24,290,325)			23,170,653
Other Assets Less Liabilities — 1.0%			227,374

Net Assets — 100.0%			$23,398,027

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Annualized 7-day yield as of period end.
(e)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(f)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,113,465	(717,655)	395,810	$395,810	$7,733	$—	$—

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Bond Fund

Portfolio Abbreviations

JSC — Joint Stock Company

Currency Abbreviations

EUR — Euro

JPY — Japanese Yen

MXN — Mexican Peso

NGN — Nigerian Naira

USD — United States Dollar

ZAR — South African Rand

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
Euro Bund Futures	4	12/06/18	$635	$6,435
10-Year U.S. Treasury Note	2	12/19/18	238	(502)
U.S. Ultra Bond	8	12/19/18	1,234	(1,829)

				$4,104

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,955	JPY	4,920,000	Goldman Sachs International	10/25/18	$581
ZAR	1,660,000	USD	115,776	Goldman Sachs International	10/25/18	1,252
ZAR	840,000	USD	57,989	UBS AG	10/25/18	1,230

						3,063

EUR	140,000	USD	163,297	Morgan Stanley & Co. International PLC	10/25/18	(458)
JPY	12,700,000	USD	113,800	Natwest Markets PLC	10/25/18	(1,838)
USD	23,238	MXN	440,000	Goldman Sachs International	10/25/18	(189)
USD	23,171	MXN	440,000	Natwest Markets PLC	10/25/18	(257)

						(2,742)

	Net Unrealized Appreciation					$321

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.30.V1	1.00%	Quarterly	Bank of America N.A.	12/20/23	USD	260	$10,651	$11,830	$(1,179)
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	12/20/23	USD	265	1,102	2,277	(1,175)
Republic of Russia	1.00%	Quarterly	Bank of America N.A.	12/20/23	USD	270	5,474	8,554	(3,080)

							$17,227	$22,661	$(5,434)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	$—	$5,289,075	$—	$5,289,075
Foreign Agency Obligations	—	17,010,133	—	17,010,133
Short-Term Securities:
Money Market Funds	395,810	—	—	395,810
U.S. Treasury Obligations	—	475,635	—	475,635

	$395,810	$22,774,843	$—	$23,170,653

Derivative Financial Instruments (a)
Assets:
Forward foreign currency contracts	$—	$3,063	$—	$3,063
Interest rate contracts	6,435	—	—	6,435
Liabilities:
Credit contracts	—	(5,434)	—	(5,434)
Forward foreign currency contracts	—	(2,742)	—	(2,742)
Interest rate contracts	(2,331)	—	—	(2,331)

	$4,104	$(5,113)	$—	$(1,009)

(a)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 7.7%

Brazil — 1.7%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	USD	350	$355,254

Cayman Islands — 1.2%
KSA Sukuk Ltd., 2.89%, 04/20/22		250	243,500

Mexico — 0.6%
Petroleos Mexicanos, 7.19%, 09/12/24	MXN	2,453	113,094

South Africa — 2.5%
Eskom Holdings SOC Ltd.:
5.75%, 01/26/21	USD	250	243,095
0.00%, 08/18/27(a)	ZAR	5,000	98,117
Transnet SOC Ltd., 9.50%, 05/13/21		2,500	172,386

			513,598
Sweden — 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22	USD	350	357,851

Total Corporate Bonds — 7.7% (Cost — $1,681,524)			1,583,297

Foreign Agency Obligations — 83.1%
Argentina Bonar Bonds(Argentina Deposit Rates Badlar Pvt Banks + 2.00%), 51.04%, 04/03/22(b)	ARS	287	6,724
Argentina Treasury Bond, 2.50%, 07/22/21		422	15,444
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 03/01/21	CLP	325,000	501,879
4.50%, 03/01/26		160,000	243,479
5.00%, 03/01/35		100,000	152,329
6.00%, 01/01/43		70,000	119,199
Brazil Notas do Tesouro Nacional:
10.00%, 01/01/21	BRL	1,192	298,156
10.00%, 01/01/23		1,050	252,630
10.00%, 01/01/25		1,021	238,261
10.00%, 01/01/27		528	120,011
10.00%, 01/01/29		128	28,542
Colombian TES:
Series B, 6.25%, 11/26/25	COP	62,600	20,781
Series B, 7.50%, 08/26/26		835,100	295,482
Series B, 6.00%, 04/28/28		1,000,000	316,611
Series B, 7.75%, 09/18/30		209,100	74,380
Series B, 7.00%, 06/30/32		609,800	201,218
Series FSeries B, 10.00%, 07/24/24		1,450,000	576,058
Czech Republic Government Bond:
1.50%, 10/29/19	CZK	12,630	569,125
2.40%, 09/17/25		490	22,515
1.00%, 06/26/26		1,070	44,411
2.50%, 08/25/28		1,100	50,965
2.75%, 07/23/29		1,240	58,346
0.95%, 05/15/30		6,570	255,820

Security		Par (000)	Value
Foreign Agency Obligations (continued)
European Investment Bank, 2.25%, 05/25/21	PLN	500	135,282
Hungary Government Bond:
2.00%, 10/30/19	HUF	54,930	200,309
3.50%, 06/24/20		11,770	44,005
0.50%, 04/21/21		40,400	141,267
3.00%, 06/26/24		39,350	142,932
5.50%, 06/24/25		49,030	202,132
2.75%, 12/22/26		35,370	120,633
3.00%, 10/27/27		34,660	119,036
Indonesia Treasury Bond:
8.25%, 07/15/21	IDR	2,900,000	196,895
7.00%, 05/15/22		1,380,000	90,439
8.38%, 03/15/24		3,822,000	258,280
11.00%, 09/15/25		1,134,000	87,413
8.38%, 09/15/26		4,367,000	295,189
7.00%, 05/15/27		1,445,000	89,697
9.00%, 03/15/29		1,700,000	119,374
8.75%, 05/15/31		2,051,000	141,078
9.50%, 07/15/31		1,600,000	114,967
8.25%, 06/15/32		1,996,000	130,927
7.50%, 08/15/32		1,600,000	99,319
8.38%, 03/15/34		936,000	61,582
8.25%, 05/15/36		1,786,000	116,738
Kenya Infrastructure Bond, 12.50%, 05/12/25	KES	3,600	37,028
Malaysia Government Bond:
4.16%, 07/15/21	MYR	177	43,388
3.42%, 08/15/22		1,000	238,761
3.80%, 08/17/23		950	229,339
3.88%, 03/14/25		805	193,435
3.96%, 09/15/25		550	132,471
4.39%, 04/15/26		300	73,583
3.90%, 11/30/26		293	69,625
3.89%, 03/15/27		183	43,311
4.50%, 04/15/30		200	48,490
4.23%, 06/30/31		350	82,658
4.76%, 04/07/37		113	27,426
Mexican Bonos:
5.00%, 12/11/19	MXN	4,640	239,723
8.00%, 06/11/20		6,633	355,616
6.50%, 06/10/21		14,964	775,212
6.50%, 06/09/22		712	36,512
8.00%, 12/07/23		1,339	72,264
10.00%, 12/05/24		5,225	309,416
5.75%, 03/05/26		2,595	122,308
7.50%, 06/03/27		4,020	209,026
8.50%, 05/31/29		391	21,677
7.75%, 05/29/31		2,432	127,140

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Agency Obligations (continued)
Mexican Bonos (continued):
10.00%, 11/20/36	MXN	1,652	$104,351
8.50%, 11/18/38		359	19,944
7.75%, 11/13/42		2,869	147,537
8.00%, 11/07/47		821	43,329
Nigeria Government International Bond, 14.50%, 07/15/21	NGN	44,880	121,227
Peruvian Government International Bond:
5.70%, 08/12/24	PEN	300	94,701
7.35%, 07/21/25	USD	200	245,202
8.20%, 08/12/26	PEN	642	229,473
6.35%, 08/12/28		789	252,088
6.95%, 08/12/31		824	272,573
Republic of Poland Government Bond:
2.25%, 04/25/22	PLN	682	185,484
2.50%, 01/25/23		416	113,173
3.25%, 07/25/25		819	226,276
2.50%, 07/25/26		735	190,787
2.50%, 07/25/27		903	231,966
2.75%, 04/25/28		213	55,480
Republic of South Africa Government Bond:
7.00%, 02/28/31	ZAR	675	39,126
8.25%, 03/31/32		2,750	174,879
8.88%, 02/28/35		1,500	98,700
8.50%, 01/31/37		2,183	137,175
9.00%, 01/31/40		1,754	114,136
8.75%, 01/31/44		3,801	239,392
8.75%, 02/28/48		1,775	111,626
Romania Government Bond:
3.40%, 03/08/22	RON	385	93,297
3.25%, 04/29/24		300	70,342
5.80%, 07/26/27		240	63,995
Romanian Government International Bond, 6.75%, 02/07/22	USD	350	382,060
Russian Federal Bond - OFZ:
7.50%, 08/18/21	RUB	16,748	253,411
7.40%, 12/07/22		2,801	41,869
7.00%, 08/16/23		20,807	305,033
7.75%, 09/16/26		15,684	231,269
8.15%, 02/03/27		3,028	45,616
7.05%, 01/19/28		2,220	31,041
8.50%, 09/17/31		10,010	152,959
7.70%, 03/23/33		11,494	164,578

Security		Par (000)	Value
Foreign Agency Obligations (continued)
Turkey Government Bond:
10.70%, 02/17/21	TRY	1,200	$151,116
9.20%, 09/22/21		760	92,087
11.00%, 03/02/22		425	52,041
8.50%, 09/14/22		300	32,162
12.20%, 01/18/23		199	24,483
7.10%, 03/08/23		915	93,849
10.40%, 03/20/24		425	51,055
10.60%, 02/11/26		925	104,837
11.00%, 02/24/27		834	96,458
10.50%, 08/11/27		640	73,490
Turkey Government International Bond, 4.88%, 04/16/43	USD	200	145,760
Uruguay Government International Bond, 9.88%, 06/20/22	UYU	1,334	39,789

Total Foreign Agency Obligations — 83.1% (Cost — $19,292,276)			17,099,491

U.S. Treasury Obligations — 2.1%
U.S. Treasury Notes:
1.63%, 04/30/19	USD	26	25,776
1.00%, 10/15/19		420	412,536

Total U.S. Treasury Obligations — 2.1% (Cost — $438,889)			438,312

Total Long-Term Investments — 92.9% (Cost — $21,412,689)			19,121,100

		Shares
Short-Term Securities — 7.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(c)(d)		1,475,497	1,475,497

Total Short-Term Securities — 7.2% (Cost — $1,475,497)			1,475,497

Options Purchased — 0.0% (Cost — $9,600)			8,267

Total Investments — 100.1% (Cost — $22,897,786)			20,604,864
Liabilities in Excess of Other Assets — (0.1)%			(15,636)

Net Assets — 100.0%			$20,589,228

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,598,184	(122,687)	1,475,497	$1,475,497	$14,459	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY — Japanese Yen

KES — Kenyan Shilling

KRW — South Korean Won

KZT — Kazakhstan Tenge

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	3	12/19/18	$356	$3,868

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,722,240	USD	889,658	Goldman Sachs International	10/25/18	$30,514
CLP	32,704,790	USD	49,440	Natwest Markets PLC	10/25/18	305
HUF	32,900,250	USD	118,158	Barclays Bank PLC	10/25/18	196
IDR	774,565,770	USD	51,391	Goldman Sachs International	10/25/18	422
KRW	222,483,650	USD	198,258	Goldman Sachs International	10/25/18	2,324
KRW	111,245,000	USD	99,171	Morgan Stanley & Co. International PLC	10/25/18	1,123
KRW	111,246,450	USD	99,172	Morgan Stanley & Co. International PLC	10/25/18	1,123
KRW	54,436,020	USD	48,971	Natwest Markets PLC	10/25/18	107
MXN	391,510	USD	20,497	Barclays Bank PLC	10/25/18	349
MXN	1,784,480	USD	93,931	Goldman Sachs International	10/25/18	1,083
MXN	1,112,290	USD	58,679	Morgan Stanley & Co. International PLC	10/25/18	544
MXN	3,451,680	USD	182,996	UBS AG	10/25/18	788
PLN	5,471,520	USD	1,481,757	UBS AG	10/25/18	3,041
RUB	1,463,210	USD	21,965	Goldman Sachs International	10/25/18	317
RUB	1,970,652	USD	29,845	Goldman Sachs International	10/25/18	163
RUB	2,891,630	USD	43,146	Goldman Sachs International	10/25/18	888
RUB	12,852,070	USD	190,288	Morgan Stanley & Co. International PLC	10/25/18	5,421
RUB	8,756,820	USD	131,365	UBS AG	10/25/18	1,982
THB	4,438,392	USD	136,482	Standard Chartered Bank	10/25/18	856
TRY	860,000	USD	134,627	Morgan Stanley & Co. International PLC	10/25/18	5,694
TRY	861,000	USD	133,550	UBS AG	10/25/18	6,934
USD	10,051	BRL	40,620	Goldman Sachs International	10/25/18	9
USD	18,341	COP	54,285,920	Goldman Sachs International	10/25/18	15
USD	62,073	COP	180,569,940	Goldman Sachs International	10/25/18	1,116
USD	17,524	COP	50,942,730	Morgan Stanley & Co. International PLC	10/25/18	327
USD	14,162	EUR	12,140	BNP Paribas S.A.	10/25/18	41
USD	71,029	IDR	1,031,703,290	Deutsche Bank AG	10/25/18	2,016
USD	163,667	MYR	655,750	Goldman Sachs International	10/25/18	5,214
USD	162,475	MYR	655,750	UBS AG	10/25/18	4,021
USD	58,196	PHP	3,105,790	Goldman Sachs International	10/25/18	809
USD	87,105	PLN	319,720	Barclays Bank PLC	10/25/18	343
USD	101,909	PLN	374,740	Barclays Bank PLC	10/25/18	217
USD	92,036	PLN	338,440	Societe Generale	10/25/18	194
ZAR	229,743	USD	15,879	Barclays Bank PLC	10/25/18	318
ZAR	744,220	USD	50,701	Barclays Bank PLC	10/25/18	1,766
ZAR	622,617	USD	43,023	Goldman Sachs International	10/25/18	871
ZAR	11,031,180	USD	731,986	Goldman Sachs International	10/25/18	45,703
ZAR	260,680	USD	17,455	Societe Generale	10/25/18	923
ZAR	1,440,000	USD	98,003	Toronto-Dominion Bank	10/25/18	3,516
USD	7,942	KZT	2,896,920	Goldman Sachs International	10/30/18	31
COP	631,568,510	USD	209,198	Goldman Sachs International	11/28/18	3,800
COP	1,191,222,330	USD	393,923	Goldman Sachs International	11/28/18	7,821
COP	272,555,110	USD	90,580	UBS AG	11/28/18	1,340
IDR	283,005,280	USD	18,649	BNP Paribas S.A.	11/28/18	170
IDR	3,010,919,000	USD	195,679	Deutsche Bank AG	11/28/18	4,540
IDR	968,552,460	USD	64,109	Goldman Sachs International	11/28/18	298
IDR	5,849,369,646	USD	385,995	Morgan Stanley & Co. International PLC	11/28/18	2,975
PHP	4,127,421	USD	75,504	Morgan Stanley & Co. International PLC	11/28/18	510
THB	19,873,394	USD	610,250	HSBC Bank PLC	11/28/18	5,332
THB	1,959,880	USD	60,221	Morgan Stanley & Co. International PLC	11/28/18	487
USD	27,888	COP	82,312,410	Goldman Sachs International	11/28/18	128
USD	26,228	IDR	384,790,020	BNP Paribas S.A.	11/28/18	640

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,239	IDR	675,640,000	Bank of America N.A.	11/28/18	$1,310
USD	21,739	IDR	325,277,260	Goldman Sachs International	11/28/18	109
USD	59,200	IDR	890,185,730	Goldman Sachs International	11/28/18	4
USD	40,561	IDR	602,327,740	Morgan Stanley & Co. International PLC	11/28/18	507
USD	106,629	IDR	1,573,851,100	Morgan Stanley & Co. International PLC	11/28/18	1,972
USD	46,083	IDR	687,329,030	UBS AG	11/28/18	377
USD	6,929	MYR	28,630	Morgan Stanley & Co. International PLC	11/28/18	17
USD	1,189	PHP	63,850	Deutsche Bank AG	11/28/18	13
USD	44,468	PHP	2,410,160	Morgan Stanley & Co. International PLC	11/28/18	81
THB	602,050	USD	18,629	HSBC Bank PLC	01/16/19	53
THB	1,651,030	USD	50,926	HSBC Bank PLC	01/16/19	306
THB	3,450,940	USD	106,840	HSBC Bank PLC	01/16/19	243
THB	19,873,394	USD	611,809	Morgan Stanley & Co. International PLC	01/16/19	4,868

						169,525

ARS	440,310	USD	13,717	BNP Paribas S.A.	10/25/18	(3,378)
ARS	702,290	USD	22,473	BNP Paribas S.A.	10/25/18	(5,983)
ARS	4,456,900	USD	146,609	BNP Paribas S.A.	10/25/18	(41,958)
ARS	1,027,150	USD	33,349	Bank of America N.A.	10/25/18	(9,231)
ARS	533,150	USD	16,739	Deutsche Bank AG	10/25/18	(4,221)
ARS	1,150,984	USD	39,868	Deutsche Bank AG	10/25/18	(12,842)
ARS	455,000	USD	15,529	Morgan Stanley & Co. International PLC	10/25/18	(4,845)
BRL	358,440	USD	88,657	Goldman Sachs International	10/25/18	(47)
COP	141,975,150	USD	49,177	Goldman Sachs International	10/25/18	(1,249)
COP	28,653,570	USD	9,901	Morgan Stanley & Co. International PLC	10/25/18	(228)
COP	166,175,870	USD	57,550	Morgan Stanley & Co. International PLC	10/25/18	(1,452)
COP	261,289,710	USD	90,131	Morgan Stanley & Co. International PLC	10/25/18	(1,924)
COP	166,175,000	USD	57,580	UBS AG	10/25/18	(1,482)
CZK	601,340	USD	27,605	Barclays Bank PLC	10/25/18	(486)
CZK	2,525,550	USD	115,747	Morgan Stanley & Co. International PLC	10/25/18	(1,853)
CZK	872,830	USD	40,042	Societe Generale	10/25/18	(680)
CZK	3,785,000	USD	173,359	Societe Generale	10/25/18	(2,667)
HUF	14,336,310	USD	52,117	Goldman Sachs International	10/25/18	(544)
HUF	15,403,770	USD	55,963	Societe Generale	10/25/18	(550)
HUF	18,297,850	USD	66,263	Societe Generale	10/25/18	(439)
IDR	342,783,330	USD	23,416	Bank of America N.A.	10/25/18	(486)
IDR	5,190,244,065	USD	355,301	Goldman Sachs International	10/25/18	(8,113)
IDR	482,101,500	USD	32,755	Morgan Stanley & Co. International PLC	10/25/18	(506)
JPY	44,443,730	USD	398,169	Barclays Bank PLC	10/25/18	(6,357)
JPY	2,165,700	USD	19,224	Goldman Sachs International	10/25/18	(131)
MYR	210,350	USD	51,798	Goldman Sachs International	10/25/18	(969)
MYR	246,520	USD	60,637	Goldman Sachs International	10/25/18	(1,069)
MYR	66,150	USD	16,277	Morgan Stanley & Co. International PLC	10/25/18	(293)
MYR	135,250	USD	33,260	Morgan Stanley & Co. International PLC	10/25/18	(578)
MYR	151,670	USD	37,482	Morgan Stanley & Co. International PLC	10/25/18	(833)
MYR	229,240	USD	56,568	Morgan Stanley & Co. International PLC	10/25/18	(1,175)
MYR	251,500	USD	61,931	UBS AG	10/25/18	(1,159)
PHP	5,213,397	USD	96,670	Goldman Sachs International	10/25/18	(339)
PHP	1,345,430	USD	25,319	Morgan Stanley & Co. International PLC	10/25/18	(458)
PLN	118,270	USD	32,451	BNP Paribas S.A.	10/25/18	(356)
PLN	61,910	USD	16,987	Goldman Sachs International	10/25/18	(187)
PLN	149,370	USD	41,046	Societe Generale	10/25/18	(512)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	402,200	USD	101,867	BNP Paribas S.A.	10/25/18	$(1,584)
RON	1,861,050	USD	466,374	HSBC Bank PLC	10/25/18	(2,350)
RON	226,140	USD	56,799	Societe Generale	10/25/18	(414)
RON	235,610	USD	59,149	Societe Generale	10/25/18	(404)
RON	419,570	USD	105,333	Societe Generale	10/25/18	(720)
TRY	82,417	USD	13,518	Morgan Stanley & Co. International PLC	10/25/18	(71)
TRY	406,543	USD	66,617	Natwest Markets PLC	10/25/18	(284)
USD	22,742	BRL	92,080	Bank of America N.A.	10/25/18	(21)
USD	42,016	BRL	173,820	Bank of America N.A.	10/25/18	(954)
USD	83,258	BRL	346,220	Goldman Sachs International	10/25/18	(2,331)
USD	109,663	BRL	444,080	Goldman Sachs International	10/25/18	(118)
USD	11,045	BRL	45,270	Nomura International PLC	10/25/18	(147)
USD	25,917	BRL	104,910	Nomura International PLC	10/25/18	(18)
USD	224,168	CLP	154,097,550	Goldman Sachs International	10/25/18	(10,220)
USD	202,941	CNY	1,397,560	HSBC Bank PLC	10/25/18	(254)
USD	107,896	CNY	743,080	Morgan Stanley & Co. International PLC	10/25/18	(142)
USD	51,420	COP	153,489,060	Natwest Markets PLC	10/25/18	(395)
USD	94,837	KRW	107,014,340	Goldman Sachs International	10/25/18	(1,643)
USD	366,552	MXN	6,943,890	Goldman Sachs International	10/25/18	(3,172)
USD	507,213	PEN	1,682,680	Morgan Stanley & Co. International PLC	10/25/18	(1,659)
USD	492,185	RUB	33,690,540	BNP Paribas S.A.	10/25/18	(20,850)
USD	48,035	RUB	3,255,140	Bank of America N.A.	10/25/18	(1,534)
USD	48,922	RUB	3,225,660	Goldman Sachs International	10/25/18	(198)
USD	203,022	SGD	278,810	Toronto-Dominion Bank	10/25/18	(1,037)
USD	3,947	TRY	25,130	Goldman Sachs International	10/25/18	(153)
USD	43,455	TRY	277,940	Morgan Stanley & Co. International PLC	10/25/18	(1,895)
USD	3,928	TRY	25,000	Standard Chartered Bank	10/25/18	(151)
USD	208,596	TWD	6,410,790	Credit Suisse International	10/25/18	(2,279)
USD	66,735	ZAR	988,520	Barclays Bank PLC	10/25/18	(2,955)
USD	51,213	ZAR	753,440	Societe Generale	10/25/18	(1,904)
KZT	19,484,250	USD	55,118	Goldman Sachs International	10/30/18	(1,912)
KZT	10,563,620	USD	29,715	Morgan Stanley & Co. International PLC	11/05/18	(919)
ARS	3,125,000	USD	95,129	BNP Paribas S.A.	11/28/18	(24,784)
ARS	3,129,490	USD	95,266	Bank of America N.A.	11/28/18	(24,820)
IDR	5,490,670,256	USD	372,501	Goldman Sachs International	11/28/18	(7,384)
MYR	53,000	USD	12,908	Goldman Sachs International	11/28/18	(112)
MYR	234,030	USD	57,234	Goldman Sachs International	11/28/18	(734)
MYR	230,000	USD	56,276	UBS AG	11/28/18	(749)
MYR	513,530	USD	125,343	UBS AG	11/28/18	(1,366)
PHP	3,675,940	USD	68,522	Morgan Stanley & Co. International PLC	11/28/18	(823)
USD	2,963	COP	8,925,920	Deutsche Bank AG	11/28/18	(47)
USD	105,029	COP	312,671,090	Goldman Sachs International	11/28/18	(420)
USD	56,312	COP	172,708,650	UBS AG	11/28/18	(1,935)
USD	61,038	COP	182,321,280	UBS AG	11/28/18	(450)
USD	50,736	IDR	767,588,640	BNP Paribas S.A.	11/28/18	(307)
USD	31,419	IDR	473,856,680	Deutsche Bank AG	11/28/18	(92)
USD	100,833	IDR	1,548,088,080	Goldman Sachs International	11/28/18	(2,112)
USD	48,986	IDR	744,836,010	Morgan Stanley & Co. International PLC	11/28/18	(544)
USD	137,818	IDR	2,119,368,280	Morgan Stanley & Co. International PLC	11/28/18	(3,115)
USD	35,131	MYR	145,620	Morgan Stanley & Co. International PLC	11/28/18	(24)
USD	42,300	PHP	2,303,040	Goldman Sachs International	11/28/18	(114)
USD	47,259	PHP	2,580,920	Goldman Sachs International	11/28/18	(273)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,957	PHP	1,089,440	Morgan Stanley & Co. International PLC	11/28/18	$(107)
KZT	12,167,730	USD	34,036	Goldman Sachs International	12/04/18	(1,109)
THB	1,785,070	USD	55,394	HSBC Bank PLC	01/16/19	(3)
THB	3,302,020	USD	102,531	Morgan Stanley & Co. International PLC	01/16/19	(69)
KZT	28,227,860	USD	78,794	UBS AG	01/31/19	(3,419)
KZT	9,189,310	USD	25,022	UBS AG	02/08/19	(535)

						(257,715)

						$(88,190)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Goldman Sachs International	1,000,000	03/22/19	JPY	107.50	USD	1,000	$8,267

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR, 7.00%	Quarterly	7.12%	Quarterly	N/A	07/27/22	ZAR	2,363	$(3,777)	$—	$(3,777)
3-Month JIBAR, 7.00	Quarterly	7.76	Quarterly	N/A	07/27/27	ZAR	2,107	(6,022)	—	(6,022)
3-Month JIBAR, 7.00	Quarterly	7.62	Quarterly	N/A	04/18/28	ZAR	1,700	(6,607)	—	(6,607)
3-Month JIBAR, 7.00	Quarterly	8.18	Quarterly	N/A	08/08/28	ZAR	1,241	(1,753)	(1)	(1,752)
6-Month WIBOR, 1.69	Semi-annual	2.89	Annual	N/A	09/06/28	PLN	500	(1,097)	2	(1,099)
6-Month WIBOR, 1.69	Semi-annual	2.99	Annual	N/A	09/25/28	PLN	200	(10)	1	(11)

								$(19,266)	$2	$(19,268)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.02%	At Termination	9.19	At Termination	Credit Suisse International	N/A	01/04/21	BRL	3,335	$15,041	$—	$15,041
1-Day BZDIOVER, 0.02	At Termination	9.31	At Termination	Bank of America N.A.	N/A	01/04/21	BRL	699	3,883	—	3,883
1-Day BZDIOVER, 0.02	At Termination	9.25	At Termination	Goldman Sachs International	N/A	01/02/23	BRL	398	(4,637)	—	(4,637)
1-Day BZDIOVER, 0.02	At Termination	9.30	At Termination	Goldman Sachs International	N/A	01/02/23	BRL	369	(4,095)	—	(4,095)
1-Day BZDIOVER, 0.02	At Termination	9.94	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	153	(2,617)	—	(2,617)

									$7,575	$—	$7,575

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Local Currency Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	$—	$1,583,297	$—	$1,583,297
Foreign Agency Obligations	—	17,099,491	—	17,099,491
U.S. Treasury Obligations	—	438,312	—	438,312
Short-Term Securities:
Money Market Funds	1,475,497	—	—	1,475,497
Options Purchased	—	8,267	—	8,267

	$1,475,497	$19,129,367	$—	$20,604,864

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$169,525	$—	$169,525
Interest rate contracts	3,868	18,924	—	22,792
Liabilities:
Forward foreign currency contracts	—	(257,715)	—	(257,715)
Interest rate contracts	—	(30,617)	—	(30,617)

	$3,868	$(99,883)	$—	$(96,015)

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 19, 2018